Organization and Principal Activities - Schedule of Subsidiaries (Details) - VIE [Member]	6 Months Ended
Jun. 30, 2026
East Stone [Member]
Schedule of Subsidiaries [Line Items]
Date of Incorporation	Aug. 09, 2018
Place of incorporation	BVI
Percentage of ownership	100.00%
Principal Activities	Investment holding
NWTN Automobile Cars Trading Sole Proprietary LLC [Member]
Schedule of Subsidiaries [Line Items]
Date of Incorporation	Feb. 23, 2023
Place of incorporation	Dubai
Percentage of ownership	100.00%
Principal Activities	Vehicle wholesale and retail
NWTN Global Energy Co. LTD [Member]
Schedule of Subsidiaries [Line Items]
Date of Incorporation	Apr. 18, 2023
Place of incorporation	Hong Kong, PRC
Percentage of ownership	100.00%
Principal Activities	Investment holding
ROBO.AI Holding Limited [Member]
Schedule of Subsidiaries [Line Items]
Date of Incorporation	Jan. 15, 2025
Place of incorporation	Cayman Islands
Percentage of ownership	100.00%
Principal Activities	Investment holding
Roboai Investments L.L.C.-FZ [Member]
Schedule of Subsidiaries [Line Items]
Date of Incorporation	Feb. 21, 2025
Place of incorporation	United Arab Emirates (“UAE”)
Percentage of ownership	100.00%
Principal Activities	Investment holding
Astra Mobility Meta (Cayman) Limited [Member]
Schedule of Subsidiaries [Line Items]
Date of Incorporation	Aug. 29, 2025	[1]
Place of incorporation	Cayman Islands	[1]
Percentage of ownership	100.00%	[1]
Principal Activities	Investment holding	[1]
Rovtol LTD [Member]
Schedule of Subsidiaries [Line Items]
Date of Incorporation	Sep. 29, 2025
Place of incorporation	Cayman Islands
Percentage of ownership	100.00%
Principal Activities	eVOTL wholesale and retail
Rovtol International Limited [Member]
Schedule of Subsidiaries [Line Items]
Date of Incorporation	Oct. 13, 2025
Place of incorporation	Cayman Islands
Percentage of ownership	51.00%
Principal Activities	eVOTL wholesale and retail
Robus Trading FZ [Member]
Schedule of Subsidiaries [Line Items]
Date of Incorporation	Oct. 30, 2025
Place of incorporation	United Arab Emirates (“UAE”)
Percentage of ownership	51.00%
Principal Activities	Commercial vehicle wholesale and retail
Robocar Inc. [Member]
Schedule of Subsidiaries [Line Items]
Date of Incorporation	Nov. 17, 2025
Place of incorporation	British Virgin Islands
Percentage of ownership	70.00%
Principal Activities	Investment holding
Robo.ai Japan Co.,Ltd [Member]
Schedule of Subsidiaries [Line Items]
Date of Incorporation	Nov. 25, 2025
Place of incorporation	Japan
Percentage of ownership	100.00%
Principal Activities	Investment holding
Robocar International LLC [Member]
Schedule of Subsidiaries [Line Items]
Date of Incorporation	Dec. 09, 2025
Place of incorporation	Hong Kong, PRC
Percentage of ownership	70.00%
Principal Activities	Investment holding
ROBOAIIO GENERAL TRADING LLC [Member]
Schedule of Subsidiaries [Line Items]
Date of Incorporation	Dec. 26, 2025
Place of incorporation	United Arab Emirates (“UAE”)
Percentage of ownership	100.00%
Principal Activities	Headquarters operations and administrative functions
Simo Robot Technology (Shanghai) LTD [Member]
Schedule of Subsidiaries [Line Items]
Date of Incorporation	Jan. 15, 2026
Place of incorporation	PRC
Percentage of ownership	70.00%
Principal Activities	Investment holding
Neurovia AI Limited [Member]
Schedule of Subsidiaries [Line Items]
Date of Incorporation	May 18, 2026
Place of incorporation	British Virgin Islands
Percentage of ownership	100.00%
Principal Activities	AI visual data compression and processing
QC Capital Limited [Member]
Schedule of Subsidiaries [Line Items]
Date of Incorporation	Jun. 15, 2026
Place of incorporation	British Virgin Islands
Percentage of ownership	100.00%
Principal Activities	Investment holding
Jiangsu Qingfeng Chuanyin Technology Co., Ltd.[Member]
Schedule of Subsidiaries [Line Items]
Date of Incorporation	Jun. 15, 2026
Place of incorporation	PRC
Percentage of ownership	100.00%
Principal Activities	Operational management and delivery services
Jiangsu Hong’anlin Artificial Intelligence Technology Co., Ltd. [Member]
Schedule of Subsidiaries [Line Items]
Date of Incorporation	Jun. 15, 2026
Place of incorporation	PRC
Percentage of ownership	99.00%
Principal Activities	Operational management and delivery services
Jiangsu Ruilinchuan Artificial Intelligence Technology Co., Ltd.[Member]
Schedule of Subsidiaries [Line Items]
Date of Incorporation	Jun. 15, 2026
Place of incorporation	PRC
Percentage of ownership	99.00%
Principal Activities	Operational management and delivery services

[1]	On February 28, 2025, the Company entered into a share exchange agreement with Astra, pursuant to which the Company agreed to acquire 100% of Astra’s equity. The acquisition consideration consists of the issuance of 750,000 Class B ordinary shares to Astra’s shareholders, subject to certain performance conditions and a lock-up period. Upon completion of the acquisition on August 29, 2025, Astra became the Company’s wholly-owned subsidiary. As of the date of these unaudited condensed consolidated financial statements, the consideration shares have not yet been issued.